PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Target
Retirement 2030 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 36.6%
145,781  iShares Core S&P Mid-
Cap ETF
$ 9,020,928
5.4
29,162  iShares Core S&P
Small-Cap ETF
3,260,020
2.0
200,546  iShares Core U.S.
Aggregate Bond ETF
19,904,191
11.9
186,333  Schwab U.S. TIPS
ETF
4,976,954
3.0
138,129  SPDR Portfolio High
Yield Bond ETF
3,292,995
2.0
256,452  Vanguard FTSE
Developed Markets
ETF
13,097,004
7.9
89,788  Vanguard FTSE
Emerging Markets ETF
4,016,217
2.4
57,750  Vanguard Long-Term
Treasury ETF
3,367,980
2.0
Total Exchange-Traded
Funds
(Cost $58,422,105)
60,936,289
36.6
MUTUAL FUNDS : 63.4%
Affiliated Investment Companies : 28.0%
3,580,201  Voya Intermediate
Bond Fund - Class R6
31,505,768
18.9
932,426  Voya Multi-Manager
International Equity
Fund - Class I
10,107,494
6.1
356,814  Voya Short Duration
Bond Fund - Class R6
3,346,919
2.0
157,209  Voya VACS Series
EME Fund
1,666,413
1.0
46,626,594
28.0
Unaffiliated Investment Companies : 35.4%
284,065  Fidelity 500 Index
Fund
58,838,329
35.4
Total Mutual Funds
(Cost $105,028,947)
105,464,923
63.4
Total Long-Term
Investments
(Cost $163,451,052)
166,401,212
100.0
Total Investments in
Securities
(Cost $163,451,052) $ 166,401,212 100.0
Assets in Excess of
Other Liabilities 68,455 0.0
Net Assets $ 166,469,667 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2030 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 60,936,289 $ — $ — $ 60,936,289
Mutual Funds 105,464,923 — — 105,464,923
Total Investments, at fair value $ 166,401,212 $ — $ — $ 166,401,212
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 21,070,956 $ 21,784,430 $ (11,643,755) $ 294,137 $ 31,505,768 $ 943,045 $ 226,404 $ —
Voya Multi-Manager International
Equity Fund - Class I
8,463,116 8,868,653 (6,922,813) (301,462) 10,107,494 197,630 516,213 —
Voya Short Duration Bond Fund -
Class R6
— 4,423,231 (1,071,761) (4,551) 3,346,919 71,609 (10,937) —
Voya VACS Series EME Fund
1,189,914 1,690,169 (988,895) (224,775) 1,666,413 68,998 129,436 6,680
$ 30,723,986 $ 36,766,483 $ (20,627,224) $ (236,651) $ 46,626,594 $ 1,281,282 $ 861,116 $ 6,680
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,150,438
Gross Unrealized Depreciation (200,278)
Net Unrealized Appreciation $ 2,950,160